Financial Risk Management - Liquidity Risk (Details) - CAD CAD in Millions	6 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Line of Credit Facility [Line Items]
Maximum borrowing capacity	CAD 5,426	CAD 5,976
Credit facilities unused	3,955	CAD 3,729
Committed facilities with maturities ranging from 2017 through 2022
Line of Credit Facility [Line Items]
Maximum borrowing capacity	CAD 5,000
Credit facility | Bank concentration risk
Line of Credit Facility [Line Items]
Concentration risk percentage	20.00%
Revolving corporate credit facility | Corporate
Line of Credit Facility [Line Items]
Credit facilities unused	CAD 940
Fixed-term debt
Line of Credit Facility [Line Items]
Average annual fixed-term debt maturities and repayments over the next five years	CAD 730